SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of disaggregation of revenues by product offering - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of disaggregation of revenues by product offering [Line Items]
Net revenues	¥ 561,667	¥ 761,451	¥ 1,256,005
Loan product revenue [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of disaggregation of revenues by product offering [Line Items]
Net revenues			847,576
Facilitation/post [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of disaggregation of revenues by product offering [Line Items]
Net revenues	35,820	39,782	188,673
Sales income [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of disaggregation of revenues by product offering [Line Items]
Net revenues	154,906	202,960	5,667
Technical services [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of disaggregation of revenues by product offering [Line Items]
Net revenues	327,245	417,566	38,313
Others [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of disaggregation of revenues by product offering [Line Items]
Net revenues	¥ 43,696	¥ 101,143	¥ 175,776